Condensed Financial Information of Deswell Industries, Inc.	12 Months Ended
Mar. 31, 2023
Condensed Financial Information of Deswell Industries, Inc. [Abstract]
Condensed Financial Information of Deswell Industries, Inc.

17. Condensed Financial Information of Deswell Industries, Inc.

The condensed financial statements of Deswell Industries, Inc. have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, Deswell Industries, Inc.’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to Deswell Industries, Inc. in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling $58,900 (equivalent to RMB376 million) and $54,722 (equivalent to RMB376 million) as of March 31, 2022 and 2023, respectively.

Balance sheets

	March 31,
	2022	2023

Assets

Current assets:
Cash and cash equivalents	$227	$918
Prepaid expenses and other current assets	45	45
Amounts due from subsidiaries	12,533	8,228
Total current assets	12,805	9,191
Investments in subsidiaries	79,666	82,154
Total assets	$92,471	$91,345

Liabilities and shareholders’ equity
Current liabilities:
Accrued payroll and employee benefits	$1,573	$1,573
Other accrued liabilities	120	123
Total current liabilities	1,693	1,696
Total shareholders’ equity	90,778	89,649
Total liabilities and shareholders’ equity	$92,471	$91,345

Statements of comprehensive income

	Year ended March 31,
	2021	2022	2023

Equity in earnings of subsidiaries	$9,442	$8,661	$2,488
Operating expenses	1,211	429	429
Income before income taxes	8,231	8,232	2,059
Income taxes	-	-	-
Net income	8,231	8,232	2,059
Share of other comprehensive income (loss) of subsidiaries	-	-	-
Total comprehensive income	$8,231	$8,232	$2,059

Statements of cash flows

	Year ended March 31,
	2021	2022	2023
Cash flows from operating activities
Net income	$8,231	$8,232	$2,059
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(9,442)	(8,661)	(2,488)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(3)	-	-
Amounts due from subsidiaries	7,774	(782)	4,305
Other accrued liabilities	(24)	7	3
Net cash provided by (used in) operating activities	6,536	(1,204)	3,879

Cash flows from financing activities
Dividends paid	(2,864)	(3,186)	(3,188)
Proceeds from exercise of stock options	-	43	-
Net cash used in financing activities	(2,864)	(3,143)	(3,188)

Net increase (decrease) in cash and cash equivalents	3,672	(4,347)	691
Cash and cash equivalents, beginning of year	902	4,574	227
Cash and cash equivalents, end of year	$4,574	$227	$918

a) Basis of presentation

In Deswell Industries, Inc.-only financial statements, Deswell Industries, Inc.’s investments in subsidiaries are stated at cost plus its equity interest in undistributed earnings of subsidiaries since inception. Accordingly, such financial statements should be read in conjunction with the Company’s consolidated financial statements.

Deswell Industries, Inc. records its investments in its subsidiaries under the equity method of accounting as prescribed in ASC 323 “Investment-Equity Method and Joint Ventures”. Such investment is presented on the balance sheets as “Investments in subsidiaries” and share of the subsidiaries’ profit or loss as “Equity in earnings (loss) of subsidiaries”, on the statements of comprehensive income.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted.

b) Related party transactions

For the year ended March 31, 2021, related party transactions were mainly composed of $90 paid to Jetcrown Industrial (Macao Commercial Offshore) Limited as service fee.

No service fee was paid to Jetcrown Industrial (Macao Commercial Offshore) Limited for the year ended March 31, 2022 and 2023.